Convertible Preferred Stock (Tables)	12 Months Ended
Dec. 31, 2014
Stock Option Activity Plan, Including Stock Options Granted to Nonemployees, Related Information

The following table summarizes stock option activity under the Plan, including stock options granted to nonemployees, and related information:

2004 Incentive Stock Plan

		Outstanding Options
	Shares Available for Grant	Number of Shares Underlying Options Outstanding	Weighted- Average Exercise Price
Balances at December 31, 2013	315,141	6,435,868	$0.34
Options exercised		(150,000)	0.29
Options forfeited	59,685	(59,685)	0.15
Stock repurchased	—	—	—

Balances at December 31, 2014	374,826	6,226,183	$0.23

Outstanding Options to Purchase common Stock of Company Exercisable outstanding options to purchase common stock of the Company were exercisable. The options are summarized in the following table:

2004 Incentive Stock Plan

Exercise Price Per Share	Number of Shares Underlying Options Outstanding	Number of Shares Underlying Options Vested	Weighted- Average Remaining Contractual Life
			(In Years)
$0.0500	30,000	30,000	0.6861
$0.0700	214,000	214,000	0.0700
$0.2800	2,642,815	2,642,815	5.2084
$0.3600	526,375	526,375	4.3173
$0.4000	826,206	769,605	6.1113
$0.4400	1,887,975	671,060	8.8634
$0.4800	98,812	82,268	7.4444

	6,226,183	4,936,123	5.5050

Out of plan options

Exercise Price Per Share	Number of Shares Underlying Options Outstanding	Number of Shares Underlying Options Vested	Weighted- Average Remaining Contractual Life
$0.2900	325,000	314,583	1.8300

Options Outstanding Vested or Expected to Vest

Options outstanding that have vested or are expected to vest as of December 31, 2014, are as follows:

	Number of Shares Underlying Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life	Aggregate Intrinsic Value
			(In Years)
Vested	5,109,350	$0.34	5.453	$84,378
Expected to Vest	748,782	0.34	5.453	84,378

Total	5,858,132	$0.34	5.453	$84,378

Employee [Member]
Estimated Grant-Date Fair Value-Based Measurements, Employee Stock Options

The estimated grant-date fair value-based measurements of the employee stock options were calculated using the Black-Scholes valuation model, based on the following weighted-average assumptions in the years ended December 31, 2014 and 2013:

	December 31,
	2014	2013
Expected term	5.14 years	5.98 years
Expected volatility	64.62%	78.147%
Risk-free interest rate	1.61%	1.06%
Expected dividend yield	0%	0%

Non Employee [Member]
Estimated Grant-Date Fair Value-Based Measurements, Employee Stock Options

The estimated grant-date fair values of the nonemployee stock options were determined using the Black-Scholes valuation model and the following assumptions:

	Year Ended December 31,
	2014	2013
Risk-free interest rate	1.61%	1.06%
Expected volatility	64.62%	78%
Expected dividend yield	0%	0%
Weighted-average contractual term	5.14 years	5.98 years